RELATED-PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2025
EBP 015
EBP, Related Party and Party-in-Interest Transactions [Line Items]
RELATED-PARTY TRANSACTIONS	RELATED-PARTY TRANSACTIONS
Certain Plan investments are managed by Northern Trust, Trustee of the Plan, and therefore these transactions qualify as exempt party-in-interest transactions. Additionally, the Plan’s recordkeeper, Fidelity Workplace Services LLC, also qualifies as an exempt party-in-interest. Fees paid by the Plan to Northern Trust for trustee services totaled $792,575 for the year ended December 31, 2025. Fees paid by the Plan to Fidelity Workplace Services LLC for record keeping services totaled $2,554,228 for the year ended December 31, 2025.
The Plan’s interest in the L3Harris Stock Fund includes 5,803,432 and 6,378,531 shares of L3Harris common stock valued at $1,703,713,532 and $1,341,277,592 as of December 31, 2025, and 2024, respectively. The Plan received aggregate dividends on the stock held within the L3Harris Stock Fund in the amount of $28,616,427 for the year ended December 31, 2025.